Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Total due to related parties		$ 8,087,981	$ 1,215,573
Total due from related parties			39,238
Zhentao Jiang [Member]
Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Total due to related parties	[1]		1,119,465
Yufeng Mi [Member]
Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Total due to related parties		1,831	2,000
Yang Cao [Member]
Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Total due to related parties		86,150	94,108
HongKong Kisen [Member]
Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Total due to related parties	[2]	8,000,000
Wenjie Tang [Member]
Related Party Transactions (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Total due from related parties			$ 39,238

[1]	As of December 31, 2022, the Company did not regard Zhentao Jiang as a related party since he held only 2.474% of class A shares and could not significantly influence the financial and operating decisions of the Company.
[2]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support. The loan can be extended on both parties’ consensus.